WESTERN ASSET INFLATION-LINKED INCOME FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 120.1%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	35,117,500	$40,135,578	(a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	5,530,000	6,579,465
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	13,308,200	15,657,446	(a)
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	13,102,571	16,427,215
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	38,158,650	52,005,424	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	4,514,720	6,602,182	(b)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	1,909,680	2,808,257	(c)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	11,968,345	14,296,009
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	23,925,400	32,161,656	(a)
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	943,454	1,043,428
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	38,977,940	39,429,877	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	33,946,640	34,992,030	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	12,078,700	12,539,614
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	33,672,900	35,350,061	(a)
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	4,779,520	5,080,789
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	6,743,184	7,175,652
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	37,300,797	40,575,938	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	3,189,330	3,404,090
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	6,121,740	6,580,819

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $345,918,131)				372,845,530

CORPORATE BONDS & NOTES - 11.9%
COMMUNICATION SERVICES - 0.0%††
Wireless Telecommunication Services - 0.0%††
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	40,000	41,560

CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Sands China Ltd., Senior Notes	5.400%	8/8/28	600,000	590,754
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	168,480	(d)
Sands China Ltd., Senior Notes	4.375%	6/18/30	420,000	387,450
Sands China Ltd., Senior Notes	3.250%	8/8/31	400,000	326,000	(d)

TOTAL CONSUMER DISCRETIONARY				1,472,684

ENERGY - 5.1%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	3,000	3,142

Oil, Gas & Consumable Fuels - 5.1%
Apache Corp., Senior Notes	4.250%	1/15/44	440,000	393,485
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	300,000	312,687
Chevron USA Inc., Senior Notes	3.900%	11/15/24	200,000	210,486

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2022 Quarterly Report	1

WESTERN ASSET INFLATION-LINKED INCOME FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,170,000	$1,183,782
EOG Resources Inc., Senior Notes	4.375%	4/15/30	40,000	44,209
EOG Resources Inc., Senior Notes	4.950%	4/15/50	120,000	146,094
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	3,500,000	3,965,557
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	330,000	326,790
Gazprom PJSC Via Gaz Capital SA, Senior Notes	5.150%	2/11/26	1,430,000	708,290	(d)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	1,600,000	1,606,090	(d)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	4,000	4,067	(d)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	118,356
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	791,220
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,482,119
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,470,000	1,551,923
Range Resources Corp., Senior Notes	5.000%	3/15/23	673,000	681,345
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,578,055
YPF SA, Senior Notes	8.500%	7/28/25	800,000	639,520	(e)

Total Oil, Gas & Consumable Fuels				15,744,075

TOTAL ENERGY				15,747,217

FINANCIALS - 1.4%
Banks - 1.1%
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	430,000	398,012	(f)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	2,440,000	3,011,450	(f)

Total Banks				3,409,462

Diversified Financial Services - 0.3%
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	3.620%	12/21/65	1,010,000	868,600	(d)(f)

TOTAL FINANCIALS				4,278,062

HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,390,000	1,439,664	(d)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	970,000	983,580	(d)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,280,000	1,321,453	(d)

TOTAL HEALTH CARE				3,744,697

See Notes to Consolidated Schedule of Investments.

2	Western Asset Inflation-Linked Income Fund 2022 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.9%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	$11,187
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,560,000	2,946,104

TOTAL INDUSTRIALS				2,957,291

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc., Senior Notes	3.137%	11/15/35	370,000	343,054	(d)

MATERIALS - 2.7%
Metals & Mining - 2.7%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	800,000	840,001	(d)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	550,000	494,469	(d)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	170,000	199,486
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	530,000	661,188
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	810,000	979,339
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	1,170,000	1,350,484	(d)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	370,000	382,754	(d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000	207,488	(d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	826,305	(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,370,000	1,597,119
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000	702,312

TOTAL MATERIALS				8,240,945

TOTAL CORPORATE BONDS & NOTES (Cost - $36,354,636)				36,825,510

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 8.0%
Alternative Loan Trust, 2007-12T1 A3	6.000%	6/25/37	1,244,823	836,591
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	1.066%	10/15/38	720,000	709,581	(d)(f)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	1.271%	7/17/26	760,000	757,460	(d)(f)
BANK, 2021-BN32 XA, IO	0.783%	4/15/54	2,625,709	143,555	(f)
Bear Stearns ARM Trust, 2004-9 24A1	2.737%	11/25/34	7,224	7,081	(f)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.048%	9/15/54	4,244,071	303,393	(d)(f)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	170,000	166,728
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	2.441%	7/15/35	2,520,000	2,475,205	(d)(f)
BX Commercial Mortgage Trust, 2021-XL2 D (1 mo. USD LIBOR + 1.397%)	1.588%	10/15/38	860,000	841,262	(d)(f)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	4.156%	2/15/39	670,000	664,668	(d)(f)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2022 Quarterly Report	3

WESTERN ASSET INFLATION-LINKED INCOME FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - continued
BX Trust, 2021-ARIA D (1 mo. USD LIBOR + 1.895%)	2.086%	10/15/36	850,000	$827,706	(d)(f)
BXMT Ltd., 2020-FL2 A (30 Day Average SOFR + 1.014%)	1.063%	2/15/38	660,000	655,678	(d)(f)
Chase Mortgage Finance Trust, 2007-A1 2A3	2.460%	2/25/37	1,972	1,979	(f)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	0.382%	10/27/36	1,914,457	1,661,049	(d)(f)
CSMC Trust, 2019-NQM1 A1, Step bond (2.656% to 11/25/23 then 3.656%)	2.656%	10/25/59	315,124	314,619	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K721 X1, IO	0.314%	8/25/22	106,723,128	117,908	(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4057 UI, IO	3.000%	5/15/27	324,534	12,696
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	886,731	38,537
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.487%	1/25/50	440,000	423,180	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	2.037%	2/25/50	399,562	401,128	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.087%	11/25/24	343,890	356,621	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	5.037%	10/25/29	590,000	621,192	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.187%	10/25/29	981,518	1,002,956	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	4.187%	5/25/30	440,000	450,547	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	2.237%	1/25/40	85,342	85,283	(d)(f)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	1,374,309	14	(f)

See Notes to Consolidated Schedule of Investments.

4	Western Asset Inflation-Linked Income Fund 2022 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - continued
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.029%	3/16/49	362,704	$186	(f)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.132%	2/16/53	949,060	4,145	(f)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.605%	1/16/54	2,201,317	42,781	(f)
Government National Mortgage Association (GNMA), 2013-145 XI, IO	0.001%	9/16/44	9,554	4
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.143%	2/16/48	132,401	1,315	(f)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.599%	9/16/55	710,358	21,202	(f)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.643%	10/16/56	6,226,015	173,884	(f)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.355%	3/16/52	6,041,184	107,557	(f)
Government National Mortgage Association (GNMA), 2015-183 IO, IO	0.559%	9/16/57	6,630,751	217,892	(f)
GSR Mortgage Loan Trust, 2004-11 1A1	2.988%	9/25/34	41,122	42,415	(f)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	2.941%	5/15/38	170,000	166,378	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.126%	1/16/37	980,600	946,793	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,270,000	2,125,785	(d)(f)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.234%	2/25/34	3,950	4,051	(f)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	850,000	843,889	(d)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	2,050,000	2,045,346	(d)(f)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	398,760	409,228	(d)(f)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	0.388%	10/26/36	2,328,756	2,109,976	(d)(f)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	890,792	858,799	(d)(f)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	35,891	19,941
SREIT Trust, 2021-PALM B (1 mo. USD LIBOR + 0.810%)	1.001%	10/15/34	830,000	808,411	(d)(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $27,107,441)				24,826,595

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2022 Quarterly Report	5

WESTERN ASSET INFLATION-LINKED INCOME FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.2%
Brazil - 1.7%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	27,198,105	BRL	$5,477,912

Canada - 1.0%
Canadian Government Real Return Bond	1.500%	12/1/44	1,856,048	CAD	1,814,358
Canadian Government Real Return Bond	0.500%	12/1/50	1,617,651	CAD	1,310,725

Total Canada					3,125,083

Mexico - 1.2%
Mexican Udibonos	2.000%	6/9/22	75,015,712	MXN	3,646,172

Russia - 0.3%
Russian Federal Inflation Linked Bond - OFZ	2.500%	2/2/28	268,543,124	RUB	856,250

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $18,645,128)					13,105,417

SOVEREIGN BONDS - 3.9%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,920,000	BRL	556,275
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	965,000	BRL	179,131

Total Brazil					735,406

Chile - 0.9%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	2,330,000,000	CLP	2,709,319

Indonesia - 1.4%
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	400,000		433,392	(d)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	290,000		296,860
Indonesia Treasury Bond	7.000%	5/15/27	49,188,000,000	IDR	3,639,608

Total Indonesia					4,369,860

Mexico - 0.8%
Mexican Bonos, Bonds	8.000%	11/7/47	21,750,000	MXN	1,040,910
Mexico Government International Bond, Senior Notes	4.500%	4/22/29	1,480,000		1,575,142

Total Mexico					2,616,052

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		191,109	(d)

Russia - 0.2%
Russian Federal Bond - OFZ	7.050%	1/19/28	103,953,000	RUB	517,202

See Notes to Consolidated Schedule of Investments.

6	Western Asset Inflation-Linked Income Fund 2022 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	960,000	$1,031,025	(d)

TOTAL SOVEREIGN BONDS (Cost - $14,555,480)				12,169,973

ASSET-BACKED SECURITIES - 1.6%
Countrywide Home Equity Loan Trust, 2005-C 2A (1 mo. USD LIBOR + 0.180%)	0.371%	7/15/35	264,021	257,487	(f)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.331%	1/15/37	419,481	402,821	(f)
First Franklin Mortgage Loan Trust, 2006- FF15 A5 (1 mo. USD LIBOR + 0.160%)	0.347%	11/25/36	535,458	529,896	(f)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	1.211%	7/15/39	1,020,000	1,014,925	(d)(f)
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE7 M1 (1 mo. USD LIBOR + 0.900%)	1.087%	8/25/34	626,569	619,330	(f)
Saxon Asset Securities Trust, 2006-3 A4 (1 mo. USD LIBOR + 0.240%)	0.427%	10/25/46	1,110,000	1,019,050	(f)
Towd Point Mortgage Trust, 2015-2 1B3	3.316%	11/25/60	950,000	946,645	(d)(f)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	250,000	248,955	(d)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $5,031,323)				5,039,109

MORTGAGE-BACKED SECURITIES - 0.3%
FNMA - 0.3%
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	300,000	303,101
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	465,430	477,789	(f)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $769,003)				780,890

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%††
U.S. Government Obligations - 0.0%††
U.s. Treasury Notes (Cost - $88,678)	1.375%	11/15/31	90,000	86,295

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $448,469,820)				465,679,319

			SHARES
SHORT-TERM INVESTMENTS - 1.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $4,135,533)	0.010%		4,135,533	4,135,533	(h)

TOTAL INVESTMENTS - 151.3% (Cost - $452,605,353)				469,814,852
Liabilities in Excess of Other Assets - (51.3)%				(159,290,988)

TOTAL NET ASSETS - 100.0%				$310,523,864

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2022 Quarterly Report	7

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2022, the total market value of investments in Affiliated Companies was $4,135,533 and the cost was $4,135,533 (Note 2).

Abbreviation(s) used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLP	— Chilean Peso
GTD	— Guaranteed
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PJSC	— Private Joint Stock Company
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Consolidated Schedule of Investments.

8	Western Asset Inflation-Linked Income Fund 2022 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

At February 28, 2022, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Morgan Stanley & Co. Inc.	0.140%	9/10/2021	3/9/2022	$166,387,500	U.S. Treasury Inflation Protected Securities	$168,526,890

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.

At February 28, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	296	12/23	$73,240,847	$72,412,700	$(828,147)
Brent Crude	96	4/22	7,889,321	9,129,600	1,240,279
Copper	74	5/22	8,359,410	8,240,825	(118,585)
Euro	29	3/22	4,111,486	4,069,606	(41,880)
Gold 100 Ounce	74	4/22	13,503,178	14,065,180	562,002
Japanese Yen	35	3/22	3,856,861	3,809,313	(47,548)
Mexican Peso	97	3/22	2,252,032	2,358,555	106,523
Russian Ruble	7	3/22	222,442	154,000	(68,442)
U.S. Treasury 5-Year Notes	481	6/22	56,599,491	56,893,281	293,790
U.S. Treasury 10-Year Notes	984	6/22	124,193,267	125,398,500	1,205,233
WTI Crude	56	7/22	4,744,460	4,859,680	115,220

					2,418,445

Contracts to Sell:
British Pound	33	3/22	2,722,418	2,766,844	(44,426)
U.S. Treasury Long-Term Bonds	219	6/22	33,936,416	34,314,562	(378,146)
U.S. Treasury Ultra Long-Term Bonds	84	6/22	15,700,005	15,618,750	81,255
WTI Crude	53	3/22	4,750,189	5,073,160	(322,971)
					(664,288)

Net unrealized appreciation on open futures contracts					$1,754,157

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2022 Quarterly Report	9

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

At February 28, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	10,000,000	USD	127,129	Citibank N.A.	3/15/22	$(35,754)
RUB	10,000,000	USD	123,499	Goldman Sachs Group Inc.	3/15/22	(32,123)
BRL	23,740,000	USD	4,063,677	Citibank N.A.	4/19/22	482,770
IDR	1,139,999,213	USD	78,613	Citibank N.A.	4/19/22	464
INR	219,765,423	USD	2,916,014	Citibank N.A.	4/19/22	(17,330)
USD	3,484,460	CLP	3,021,201,024	Citibank N.A.	4/19/22	(270,630)
USD	3,529,520	EUR	3,118,609	Citibank N.A.	4/19/22	25,876
USD	16,339	MXN	340,000	Citibank N.A.	4/19/22	(115)
USD	2,072,691	MXN	43,130,000	Citibank N.A.	4/19/22	(14,553)
USD	2,768,952	MXN	58,040,000	Citibank N.A.	4/19/22	(39,850)
GBP	1,928,058	USD	2,614,163	Goldman Sachs Group Inc.	4/19/22	(27,085)
RUB	377,880,432	USD	4,902,699	Goldman Sachs Group Inc.	4/19/22	(1,560,818)
AUD	145,262	USD	104,149	JPMorgan Chase & Co.	4/19/22	1,434
USD	776,356	MXN	16,111,722	JPMorgan Chase & Co.	4/19/22	(3,358)
BRL	14,657,790	USD	2,523,290	Morgan Stanley & Co. Inc.	4/19/22	283,823
COP	19,717,872,601	USD	4,780,554	Morgan Stanley & Co. Inc.	4/19/22	199,927
MXN	3,225,554	USD	155,518	Morgan Stanley & Co. Inc.	4/19/22	580
USD	3,180,133	CAD	4,047,196	Morgan Stanley & Co. Inc.	4/19/22	(13,391)
USD	863,954	JPY	99,967,625	Morgan Stanley & Co. Inc.	4/19/22	(6,566)
MYR	11,350,000	USD	2,712,067	Morgan Stanley & Co. Inc.	4/20/22	(13,498)

Total						$(1,040,197)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Consolidated Schedule of Investments.

10	Western Asset Inflation-Linked Income Fund 2022 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

At February 28, 2022, the Fund had the following open swap contracts:

	CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$21,580,000	3/22/23	2.570%*	CPURNSA*	—	$1,478,375
	7,110,000	4/7/25	0.802%*	CPURNSA*	$45,882	1,066,422
	21,580,000	3/22/26	CPURNSA*	2.504%*	—	(1,795,988)

Total	$50,270,000				$45,882	$748,809

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.37 Index	$9,464,000	12/20/26	5.000% quarterly	$526,548	$829,149	$(302,601)
Markit CDX.NA.IG.37 Index	72,062,000	12/20/26	1.000% quarterly	1,056,934	1,604,942	(548,008)

Total	$81,526,000			$1,583,482	$2,434,091	$(850,609)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2022 Quarterly Report	11

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities and at least 60% of its total managed assets in U.S. Treasury Inflation Protected Securities (“TIPS”). The Fund may also invest up to 40% of its total managed assets in non-U.S. dollar investments. The Fund can invest no more than 10% of its total managed assets in securities rated below investment grade at the time of purchase (or, if unrated, assets of comparable quality as determined by management). If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are

12

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

13

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$372,845,530	—	$372,845,530
Corporate Bonds & Notes	—	36,825,510	—	36,825,510
Collateralized Mortgage Obligations	—	24,826,595	—	24,826,595
Non-U.S. Treasury Inflation Protected Securities	—	13,105,417	—	13,105,417
Sovereign Bonds	—	12,169,973	—	12,169,973
Asset-Backed Securities	—	5,039,109	—	5,039,109
Mortgage-Backed Securities	—	780,890	—	780,890
U.S. Government & Agency Obligations	—	86,295	—	86,295

Total Long-Term Investments	—	465,679,319	—	465,679,319

Short-Term Investments†	$4,135,533	—	—	4,135,533

Total Investments	$4,135,533	$465,679,319	—	$469,814,852

14

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$3,604,302	—	—	$3,604,302
Forward Foreign Currency Contracts††	—	$994,874	—	994,874
Centrally Cleared Interest Rate Swaps††	—	2,544,797	—	2,544,797

Total Other Financial Instruments	$3,604,302	$3,539,671	—	$7,143,973

Total	$7,739,835	$469,218,990	—	$476,958,825

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,850,145	—	—	$1,850,145
Forward Foreign Currency Contracts††	—	$2,035,071	—	2,035,071
Centrally Cleared Interest Rate Swaps††	—	1,795,988	—	1,795,988
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	850,609	—	850,609

Total	$1,850,145	$4,681,668	—	$6,531,813

†	See Consolidated Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

15

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2022. The following transactions were effected in such company for the period ended February 28, 2022.

	Affiliate Value at November 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$4,624,134	$54,884,705	54,884,705	$55,373,306	55,373,306

(cont’d)	Realized Gain (Loss)	Dividend Income		Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$154		—	$4,135,533

16